Segments	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segments	Segments
The Company operates as a single operating segment. The Company’s chief operating decision maker manages the Company's operations on a consolidated basis for purposes of allocating resources, making operating decisions, and evaluating financial performance. Since the Company operates in one operating segment, all required financial segment information can be found in these consolidated financial statements.
Revenue by geographic area is based on the delivery address of the customer and is summarized as follows (in thousands):

	Year Ended December 31,
	2021	2020
United States	$65,442	$71,128
International	10,400	4,275
Total revenues	$75,842	$75,403
Other than the United States, no individual country exceeded 10% of total revenues for either of the years ended December 31, 2021 and December 31, 2020.
In the normal course of business, the Company provides credit terms to some of its customers and generally requires no collateral. A major customer is considered to be one that comprises more than 10% of the Company’s annual revenues. The Company’s major customers are as follows:

	Percent of Revenue as of December 31, 2021	Percent of Revenue as of December 31, 2020
Customer 1	23%	24%
Customer 2	15%	18%
Customer 3	12%	9%
The Company’s long-lived assets are composed of property and equipment, net, and are summarized by geographic area as follows as of (in thousands):

	December 31, 2021	December 31, 2020
United States	$705	$528
International	1,165	1,190
Total property and equipment, net	$1,870	$1,718